Senior Notes and Secured Indebtedness - Notes Payable - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended		3 Months Ended				1 Months Ended		1 Months Ended				12 Months Ended			1 Months Ended		3 Months Ended	12 Months Ended
	May 31, 2012	Sep. 03, 2009	Dec. 31, 2012	Feb. 24, 2012	Mar. 31, 2013 Revolving Line of Credit Loan Agreement [Member]	Mar. 05, 2013 Revolving Line of Credit Loan Agreement [Member]	Mar. 31, 2013 Revolving Line of Credit Loan Agreement [Member] Minimum [Member]	Mar. 31, 2013 Revolving Line of Credit Loan Agreement [Member] Maximum [Member]	Sep. 30, 2012 Construction notes payable agreement one [Member]	Dec. 31, 2012 Construction notes payable agreement one [Member]	Sep. 30, 2012 Construction notes payable agreement two [[Member]	Mar. 31, 2013 Construction notes payable agreement two [[Member]	Dec. 31, 2012 Construction notes payable agreement two [[Member]	Dec. 31, 2011 Construction totes two [Member]	Dec. 31, 2011 Construction notes one [Member]	Dec. 31, 2012 Other construction notes [Member]	Dec. 31, 2011 Other construction notes [Member]	Oct. 31, 2011 Land Acquisition Note Payable [Member]	Feb. 24, 2012 Land Acquisition Note Payable [Member]	Mar. 31, 2013 Seller Financing [Member]	Dec. 31, 2011 Seller Financing [Member]	Mar. 31, 2013 Fixed Rate [Member] Revolving Line of Credit Loan Agreement [Member]	Mar. 31, 2013 Variable Rate [Member] Revolving Line of Credit Loan Agreement [Member]
Debt Instrument [Line Items]
Notes payable									$ 19,000,000		$ 17,000,000			$ 16,000,000	$ 9,000,000
Debt instrument, maturity date		Sep. 30, 2016			Mar. 05, 2015				Sep. 30, 2015		Mar. 31, 2015				Jan. 01, 2012	May 01, 2015		Oct. 01, 2012		Mar. 01, 2014	Mar. 01, 2012
Debt instrument, interest									Prime Rate + 1.0%, with a rate floor of 5.0%	Prime rate + 1.0%, with a rate floor of 5.0%	Prime + 1%, with a rate floor of 5.0%	Prime rate + 1%, with a rate floor of 5.0%	Prime rate + 1%, with a rate floor of 5.0%									A fixed rate at LIBOR plus 3.00% per annum	A variable rate at the Prime Rate, as adjusted by CB&T in accordance with the CB&T Loan Agreement, plus 1.00% per annum
Debt amount, outstanding										7,800,000		7,300,000	5,400,000							1,800,000	3,000,000
Interest rate, floor															6.50%
Debt instrument, renegotiated maturity date															Jan. 01, 2013
Interest rate, floor															5.50%
First requisite repayment date															Mar. 31, 2012
Outstanding principal balance																	7,000,000
Fixed interest rate																10.00%
Principal payments																500,000
Gain (loss) on extinguishment of debt	1,000,000		300,000													200,000
Acquisition price of land																		56,000,000
Loan value																		55,000,000
Debt instrument, interest rate percentage				10.00%														1.50%		3.00%	7.00%
Loan value																			56,300,000
Amortization expense, net	300,000
Revolving Line of credit facility						30,000,000
Credit facility, reduction in maximum amount available under loan					7,500,000
Debt instrument, floor interest rate							4.25%	5.00%
Loan matures in days					Every 90 days
Credit facility, amount outstanding					$ 13,200,000